Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Accounts Receivable and Contract Assets, Net

Accounts receivable and contract assets, net is analyzed as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	96,324	67,391
Contract assets (See Note 2(q))	954,006	748,544
Allowance for expected credit losses	(1,186)	(2,531)
Accounts receivable and contract assets, net	1,049,144	813,404

Schedule of Group’s Allowance for Expected Credit Losses of Accounts Receivables

The following table summarizes the movement of the Group’s allowance for expected credit losses of accounts receivable and contract assets:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	328	1,965	1,186
Current period provision for expected credit losses	1,674	1,392	1,345
Write-offs	(37)	(2,171)	—
Balance at the end of the year	1,965	1,186	2,531

Schedule of Estimated Useful Lives, Taking into Account Residual Value	Depreciation are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:
	Estimated useful lives (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	4-10	0%-3%
Leasehold improvements	5	0%

Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income(Loss)	The following table summarizes the depreciation expense recognized in the consolidated statements of income (loss) and comprehensive income(loss):
	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Selling expenses	2,647	190	54
General and administrative expenses	10,114	10,256	5,272
Depreciation expense	12,761	10,446	5,326

Schedule of Estimated Useful Lives	The estimated useful lives for the Group’s intangible assets are as follows:
Estimated useful lives (Years)
Software	3
Non-compete agreements	5.8 - 6
Agent resources	2.8 - 3
Brokerage license	20

Schedule of Fair Value Measurements of the Group’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis in Periods Subsequent to their Initial Recognition

As of December 31, 2024 and 2025, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	563,436	—	563,436	—
Investments – equity security recorded within other current assets	13,755	13,755	—	—
Contingent consideration	17,549	—	—	17,549

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	2,450	—	2,450	—
Investments – equity security recorded within other current assets and other non-current assets	239,565	2,746	—	236,819